INCOME TAXES (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Accrued social benefits	$ 124	$ 99
Research and development credit	2,300	1,686
Capital funding raise credit	12	14
Operating loss carryforward	43,297	40,890
Net deferred tax asset before valuation allowance	45,733	42,689
Valuation allowance	(45,733)	(42,689)
Net deferred tax asset